Note 10: Equity (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Accumulated Other Comprehensive Income Compenent Changes [Text Block]
(Dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for-Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2011	$206	$(5,810)	$164	$(50)	$(5,490)
Other comprehensive income - quarter ended March 31, 2012	318	99	11	61	489
Other comprehensive (loss) income - quarter ended June 30, 2012	(628)	136	(42)	(140)	(674)
Other comprehensive income - quarter ended September 30, 2012	690	187	2	133	1,012
Other comprehensive income (loss) - quarter ended December 31, 2012	68	(862)	10	(1)	(785)
Balance at December 31, 2012	$654	$(6,250)	$145	$3	$(5,448)

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Text Block]
(Dollars in millions)	2012	2011	2010
Net income attributable to common shareowners	$5,130	$4,979	$4,373

Transfers to non-controlling interests:
Increase in common stock for sale of subsidiary shares	-	3	-
Decrease in common stock for purchase of subsidiary shares	(34)	(54)	(12)

Net income attributable to common shareowners after transfers to non-controlling interests	$5,096	$4,928	$4,361